7. CAPITAL AND RESERVES (Details)		12 Months Ended
	Feb. 28, 2022 shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020	Dec. 31, 2021 $ / shares
Weighted average remaining contractual life, stock options		10 months 24 days	1 year 6 months 10 days
Issuance #1
Sale of Stock, Transaction Date		Feb. 25, 2019
Stock Issued During Period, Shares, New Issues | shares	3,800,000	500,000
Sale of Stock, Price Per Share | $ / shares				$ 0.20
Stock Issued | $		$ 100,000
Issuance #2
Sale of Stock, Transaction Date		Dec. 18, 2019
Stock Issued During Period, Shares, New Issues | shares	16,666,667	910,000
Sale of Stock, Price Per Share | $ / shares				0.20
Stock Issued | $		$ 182,000
Issuance #3
Sale of Stock, Transaction Date		Oct. 23, 2020
Stock Issued During Period, Shares, New Issues | shares		4,219,641
Sale of Stock, Price Per Share | $ / shares				$ 0.12
Stock Issued | $		$ 506,357